SEC Registration Nos.
002-69565 and 811-03101

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 74          XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 74                                    XX

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1025N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4881

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1025N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(2)

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of Post-Effective Amendment No. 74 filed on April 29, 2015.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 19th day of May 2015.
CALVERT MANAGEMENT SERIES

By:

_______________**__________________
John H. Streur
President and Trustee
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 19th day of May 2015 by the following persons in the capacities indicated.

Signature	Title
__________**____________ John H. Streur	President and Trustee (Principal Executive Officer)

__________**____________ Vicki L. Benjamin	Treasurer (Principal Financial Officer)

__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Douglas E. Feldman	Trustee

__________**____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ D. Wayne Silby	Trustee

__________**____________ Anthony A. Williams	Trustee

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant's Post-Effective Amendment No. 73, dated April 29, 2015, accession number 0000319676-14-000046.

Calvert Management Series
Post-Effective Amendment No. 74
Registration No. 002-69565
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def